Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
ASSETS
Cash and cash equivalents	$ 4,902	$ 1,346	$ 7,913
Restricted cash			64
Investments, at fair value	243,978	291,371	329,119
Other assets, net (related party of $404 and $277)	54,339	49,144	14,699
Intangible assets	3,100	3,100	3,100
Goodwill	9,914	9,914	13,606
Total assets	316,233	354,875	368,501
LIABILITIES, TEMPORARY EQUITY, AND EQUITY (DEFICIT)
Accounts payable and accrued expenses (related party of $14,733 and $14,143)	234,348	156,770	157,157
Other liabilities (related party of $19,360 and $9,740)	29,861	24,381	31,727
Warrants liability	365	227	178
Debt due to related parties	103,960	117,896	120,505
Total liabilities	368,534	299,274	309,567
Total temporary equity	90,526	90,526	251,052
Shareholders’ equity (deficit):
Additional paid-in capital	1,857,211	1,844,489	1,848,068
Accumulated deficit	(2,076,757)	(2,008,052)	(2,059,214)
Stock receivable			(20,038)
Treasury stock, at cost (9 shares as of March 31, 2025 and 2024)	(3,444)	(3,444)	(3,444)
Accumulated other comprehensive income (loss)	90	(2)	276
Noncontrolling interests	80,062	132,076	42,231
Total equity (deficit)	(142,827)	(34,925)	(192,118)
Total liabilities, temporary equity, and equity (deficit)	316,233	354,875	368,501
Preferred Series A Subclass 0 [Member]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY (DEFICIT)
Preferred Series A Subclass 0 Redeemable Unit Accounts, nonunitized	90,526	90,526	251,052
Series A Preferred Stock [Member]
Shareholders’ equity (deficit):
Preferred stock value
Series B Preferred Stock [Member]
Shareholders’ equity (deficit):
Preferred stock value	2
Common Class A [Member]
Shareholders’ equity (deficit):
Common stock value	9	8	3
Common Class B [Member]
Shareholders’ equity (deficit):
Common stock value
Parent Company [Member]
ASSETS
Investments, at fair value			6
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Investments, at fair value		$ 291,371	$ 329,113